Note 8 - Note Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
8.
NOTE PAYABLE

On
September
17,
2019,
the Company executed a Promissory Note pursuant to which Polar Multi-Strategy Master Fund (“Polar”), extended a loan in the principal amount of
$14.0
 million to the Company (“Polar Note”). The Polar Note bears interest at a fixed rate of
8%
per annum and requires monthly interest-only payments. The final payment due at maturity,
October
1,
2020
(or
March
31,
2021,
if extended pursuant to the Polar Note), includes payment of the outstanding principal and accrued and unpaid interest. The Company may
repay the Polar Note at any time, subject to the payment of an Optional Redemption Fee (as defined in the Polar Note), if applicable. Such fee is not
applicable to repayments made from the proceeds of property sales.

The principal balance of the Polar Note as of
June 30, 2020
consists of cash received, less cash repayments from property sales of
$7.4
 million and Original Issue Discount (“OID”) of
$1.4
 million. The OID has been recorded on the accompanying consolidated balance sheets as a direct deduction from the principal of the Note and is recognized as interest expense over the term of the Note commencing on
September
17,
2019
through
October
1,
2020.
The unrecognized OID totaled approximately
$337,000
as of
June 30, 2020.
The accretion of the OID recognized during the
six
months ended
June 30, 2020
was
$676,000.

The Company incurred approximately
$1.1
 million in legal and underwriting costs related to the transaction. These costs have been recorded as debt issuance costs on the accompanying condensed consolidated balance sheets as a direct deduction from the principal of the Note and are being amortized over the term of the Note. Amortization expense totaling approximately
$280,000
was included in interest expenses for the
six
months ended
June 30, 2020,
in the accompanying condensed consolidated statements of operations. The unamortized debt issuance costs totaled
$0.5
 million as of
June 30, 2020.

Under the terms of the Polar Note, the Company is subject to certain financial covenants including maintaining a debt to property fair value ratio of no
greater than
75%.
As of
June 30, 2020,
the Company is in compliance with such covenants.

On
April 22, 2020,
the Company received an Economic Injury Disaster Loan of
$10,000
from the Small Business Administration which will provide economic relief during the COVID-
19
pandemic. This loan advance is
not
required to be repaid, has
no
stipulations on use, and has been recorded as fees and other income in the Condensed Consolidated Statements of Operations during the second
quarter of
2020.
We intend to use the funds for general corporate purposes.

On
April 30, 2020,
the Company received a Paycheck Protection Program loan of
$462,000
from the Small Business Administration which will provide additional economic relief during the COVID-
19
pandemic. The loan will be fully forgiven should the funds be used for payroll related costs, mortgage interest, rent and utilities, as long as our employee headcount remains consistent with our baseline period over an eight
week period following the date the loan was received, otherwise the loan will be repaid over two
years following a
six
month deferral. On
June 5, 2020,
the period over which the loan could be utilized was extended to
24
weeks. The loan was recorded in accounts payable and accrued liabilities on the Condensed Consolidated Balance Sheets as of
June
30,
2020.
We have primarily used the funds to cover payroll related costs.

8.
NOTE PAYABLE

On
September
17,
2019,
the Company executed a Promissory Note pursuant to which Polar Multi-Strategy Master Fund (“Polar”), extended a loan in the principal amount of
$14.0
 million to the Company (“Polar Note”). The Polar Note bears interest at a fixed rate of
8%
per annum and requires monthly interest-only payments. The final payment due at maturity,
October
1,
2020
(or
March
31,
2021,
if extended pursuant to the Note), includes payment of the outstanding principal and accrued and unpaid interest. The Company may
repay the Polar Note at any time, subject to the payment of an Optional Redemption Fee (as defined in the Note), if applicable. Such fee is not
applicable to repayments made from the proceeds of property sales.

The principal balance of the Note as of
December
31,
2019
consists of cash received of
$12,600,000
and Original Issue Discount (“OID”) of
$1,400,000.
The OID has been recorded on the accompanying consolidated balance sheets as a direct deduction from the principal of the Note and is recognized as interest expense over the term of the Note commencing on
September
17,
2019
through
October
1,
2020.
The unrecognized OID totaled approximately
$1.0
 million as of
December
31,
2019.
The accretion of the OID recognized during the year ended
December
31,
2019
was
$387,000.

The Company incurred approximately
$1.1
 million in legal and underwriting costs related to the transaction. These costs have been recorded as debt issuance costs on the accompanying consolidated balance sheets as a direct deduction from the principal of the Note and are being amortized over the term of the Note. Amortization expense totaling approximately
$373,000
was included in interest expenses for the year ended
December
31,
2019,
in the accompanying condensed consolidated statements of operations. The unamortized debt issuance costs totaled
$748,000
as of
December
31,
2019.

Under the terms of the Polar Note, the Company is subject to certain financial covenants including maintaining a debt to property fair value ratio of no
greater than
75%.
As of
December
31,
2019,
the Company is in compliance with such covenants.